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            IMPORTANT NOTICE REGARDING A CHANGE IN INVESTMENT POLICY

                         ING Senior Income Fund ("Fund")
                        Supplement dated December 7, 2005
            to the Class A, Class B, Class C, and Class Q Prospectus
                               dated July 1, 2005

     Effective March 1, 2006, the Fund's principal investment strategies will change to allow the Fund to invest in a wider variety of floating rate debt instruments, including allocations to loans to foreign issuers and loans denominated in foreign currencies. The Fund will engage in currency exchange transactions to seek to hedge, as closely as practicable, 100% of the economic impact to the Fund arising from foreign currency fluctuations. Under the revised policy, the Fund will invest, under normal circumstances, at least 80% of its assets in Senior Loans made to corporations or other business entities organized under U.S. or Canadian law and that are domiciled in the U.S., Canada or in U.S. territories or possessions.

     The Prospectus is hereby amended as follows:

1. The section entitled "Prospectus Synopsis - Principal Investment Strategies" on page 2 is hereby deleted in its entirety and replaced with the following:

     The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans ("Senior Loans"). The Fund will provide shareholders with at least 60 days prior notice of any change in this investment policy. Under normal circumstances, the Fund invests at least 80% of its assets in Senior Loans made to corporations or other business entities organized under U.S. or Canadian law and that are domiciled in the U.S., Canada or in U.S. territories or possessions.

     The Senior Loans in which the Fund invests either hold the most senior position in the capital structure of the borrower or hold an equal ranking with other senior debt or have characteristics (such as a senior position secured by liens on a borrower's assets) that the Investment Manager or the Sub-Adviser believes justify treatment as senior debt. These Senior Loans are typically below investment grade quality.

     The Fund typically makes its investments in Senior Loans by purchasing a portion of the overall loan, I.E., the Fund becomes one of a number of lenders participating in the loan. The Fund may also make its investments in Senior Loans through the use of derivative instruments such as participations, credit-linked notes, credit default swaps, and total return swaps as long as the reference obligation for any such instrument is a Senior Loan. Investments through the use of such derivative instruments involve counter-party risk, I.E., the risk that the party from which such instrument is purchased will not perform as agreed. The Fund seeks to minimize such counter-party risk by purchasing such investments from large, well established and highly rated counter-parties.

     The Fund may also invest up to 20% of its total assets, measured at the time of investment, in a combination of one or more of the following types of investments: loans to borrowers organized outside the U.S. or Canada, unsecured floating rate loans, notes and other debt instruments; floating rate subordinated loans; tranches of floating rate asset-backed securities, including structured notes; corporate debt securities; equity securities incidental to investment in loans; and, subject to 1940 Act limitations, other investment companies such as money market funds. See "Investment Objective and Policies" on page 10.

2. The section entitled "Prospectus Synopsis - Investment in Foreign Borrowers" on page 5 is hereby amended to delete the first sentence and replace it with the following:

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     The Fund may invest up to 20% of its total assets in U.S. dollar denominated loans, secured or unsecured, to borrowers that are organized or located in countries outside the United States and Canada or U.S. territories and possessions and up to 15% of its total assets in investments denominated in the Organization for Economic Co-operation and Development ("OECD") currencies (including the Euro), other than the U.S. dollar.

3. The section entitled "Investment Objective and Policies - Senior Loans" on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

     1. SENIOR LOANS. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in Senior Loans. This investment policy may be changed without shareholder approval so long as the Fund provides its shareholders with at least 60 days' prior notice of any changes in this investment policy. Under normal circumstances, the Fund invests at least 80% of its assets in Senior Loans made to corporations or other business entities organized under U.S. or Canadian law and that are domiciled in the U.S., Canada or in U.S. territories or possessions.

          The Senior Loans in which the Fund invests either hold the most senior position in the capital structure of the borrower or hold an equal ranking with other senior debt or have characteristics (such as a senior position secured by liens on a borrower's assets) that the Investment Manager or the Sub-Adviser believes justify treatment as senior debt. These Senior Loans are typically below investment grade credit quality.

          The Fund typically makes its investments in Senior Loans by purchasing a portion of the overall loan, I.E., the Fund becomes one of a number of lenders participating in the loan. The Fund may also make its investments in Senior Loans through the use of derivative instruments such as participations, credit-linked notes, credit default swaps and total return swaps as long as the reference obligation for any such instrument is a Senior Loan. Investments through the use of such derivative instruments involve counter-party risk, I.E., the risk that the party from which such instrument is purchased will not perform as agreed. The Fund seeks to minimize such counter-party risk by purchasing such investments only from large, well established and highly rated counter-parties.

4. The section entitled "Investment Objective and Policies - Other Investments" on page 10 is hereby deleted in its entirety and replaced with the following:

     2. OTHER INVESTMENTS. Under normal circumstances, the Fund may invest up to 20% of its total assets, measured at the time of investment, in a combination of one or more of the following types of investments ("Other Investments"):

     -    loans to borrowers organized outside the U.S. or Canada;

     -    unsecured floating rate loans, notes and other debt instruments;

     -    floating rate subordinated loans;

     - tranches of floating rate asset-backed securities, including structured notes;

     -    corporate debt securities;

     -    equity securities incidental to investment in loans; and

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     -    subject to 1940 Act limitations, other investment companies such as money market funds.

5. The section entitled "Investment Objective and Policies - Investment Policies" on pages 10 and 11 is hereby deleted in its entirety and replaced with the following:

          INVESTMENT POLICIES

          The Investment Manager and Sub-Adviser follow certain investment policies set by the Fund's Board. Some of those policies are set forth below. Please refer to the SAI for additional information on these and other investment policies.

     1. LIMITATIONS ON CURRENCIES. The Fund's investments must be denominated in U.S. dollars, provided that the Fund may invest up to 15% of its total assets in investments denominated in OECD currencies (including the Euro), other than the U.S. dollar. The Fund will engage in currency exchange transactions to seek to hedge, as closely as practicable, 100% of the economic impact to the Fund arising from foreign currency fluctuations.

     2. MATURITY. Although the Fund has no restrictions on portfolio maturity, under normal circumstances, at least 80% of the Fund's total assets will be invested in assets with remaining maturities of less than ten years.

     3. INTEREST RATE RESETS. Under normal circumstances, at least 80% of the Fund's total assets will be invested in assets with rates of interest which reset either daily, monthly, or quarterly. The maximum duration of an interest rate reset on any loan investment in which the Fund may invest is one year. In addition, under normal circumstances, the Fund will maintain a dollar-weighted average time until the next interest rate adjustment on its loan investments of 90 days or less.

     4. LIMITATIONS ON OTHER INVESTMENTS. The Fund may invest up to 20% of its total assets, measured at the time of investment, in Other Investments. The following additional limitations apply to Other
          Investments:

          a. UNSECURED DEBT INSTRUMENTS. The Fund may not invest in unsecured loans, notes and other debt instruments, whether or not senior or subordinated, in an aggregate amount that exceeds 20% of the Fund's total assets, measured at the time of investment.

          b. SUBORDINATED LOANS. The Fund may not invest in subordinated loans, whether or not secured, in an aggregate amount that exceeds 5% of the Fund's total assets, measured at the time of investment.

          c. CORPORATE DEBT SECURITIES. The Fund may not invest in corporate debt securities in an aggregate amount that exceeds 10% of the Fund's total assets measured at the time of investment.

          d. EQUITIES. The Fund will acquire equity securities only as an incident to the purchase or ownership of a loan or in connection with a reorganization of a borrower or its debt.

          e. OTHER INVESTMENT COMPANIES. To the extent permitted by the 1940 Act calculated at the time of purchase, in securities of other investment companies.

6. The section entitled "Risk Factors and Special Considerations - Investment in Non-U.S. Issuers" on page 17 is hereby amended to rename the section "Investment in Non-U.S. and Non-Canadian Issuers" and to delete the first sentence and replace it with the following:

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     Subject to the 15% limit on investments in securities denominated in
     non-U.S. currencies, the Fund may invest up to 20% of its total assets measured at the time of investment in loans and other debt instruments made to borrowers and issuers that are organized or located in countries other than the U. S., Canada or U.S. territories or possessions.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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            IMPORTANT NOTICE REGARDING A CHANGE IN INVESTMENT POLICY

                         ING Senior Income Fund ("Fund")
                        Supplement dated December 7, 2005
                  to the Class A, Class B, Class C, and Class Q
                   Statement of Additional Information ("SAI")
                               dated July 1, 2005

     Effective March 1, 2006, the Fund's principal investment strategies will change to allow the Fund to invest in a wider variety of floating rate debt instruments, including allocations to loans to foreign issuers and loans denominated in foreign currencies.

     The SAI is hereby amended as follows:

1. The section entitled "Investment Objective" on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

     The Fund's investment objective is to provide investors with a high level of monthly income. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans made only to borrowers that are corporations or other business entities organized under U.S. law or located in the U.S. ("Senior Loans"). Under normal circumstances the Fund invests at least 80% of its assets in Senior Loans made to corporations or other business entities organized under U.S. or Canadian law and that are domiciled in the U.S., Canada or in U.S. territories or possessions.

     The Senior Loans in which the Fund invests either hold the most senior position in the capital structure of the borrower or hold an equal ranking with other senior debt or have characteristics that the Investment Manager or Sub-Adviser believes justify treatment as senior debt. These Senior Loans are typically below investment grade credit quality.

     The Fund may invest up to 20% of its total assets in other investments, including unsecured floating rate loans, notes and other debt instruments, subordinated loans, tranches of floating rate asset-baked securities, including structured notes, corporate debt securities, equity securities incidental to its investment in loans and in other investment companies such as money market funds. Under normal circumstances, the Fund may also invest up to 10% of its total assets in cash and/or short-term instruments. During periods when, in the opinion of the Fund's Investment Manager or Sub-Adviser, a temporary defensive posture in the market is appropriate, the Fund may hold up to 100% of its assets in cash and/or short-term instruments.

2. The last paragraph of the section entitled "Investment Restrictions" on pages 3 and 4 of the SAI is hereby deleted and replaced with the following:

     The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating rate secured Senior Loans. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

3. The section entitled "Other Investments" on page 7 of the SAI is hereby amended to delete the first sentence and replace it with the following:

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   Assets not invested in Senior Loans will generally consist of loans to borrowers organized outside the U.S. or Canada, unsecured floating rate loans, notes and other debt instruments, floating rate subordinated loans, tranches of floating rate asset-backed securities, including structured notes, corporate debt securities, loans to foreign borrowers, cash or short-term debt instruments with remaining maturities of 120 days or less (which may have yields tied to the Prime Rate, commercial paper rates, the federal funds rate or LIBOR), equity securities and warrants acquired in connection with investment in or restructuring of a loan and other instruments as described under "Additional Information About Investments and Investment Techniques" and, subject to 1940 Act limitations, in other investment companies such as money market funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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